Operating Leases and Commitments - Schedule of Future Minimum Rental Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Remainder of 2022	$ 8,381
2022 / 2023	13,531	$ 10,087
2023 / 2024	13,440	10,028
2024 / 2025	13,130	9,715
2025 / 2026	12,556	9,374
2026		8,685
Thereafter	139,501	58,763
Total	$ 200,539	$ 106,652